Other Intangible Assets, Other than Goodwill (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Amortization	$ 953	$ 2,909	$ 2,508
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months	783
Finite-Lived Intangible Assets, Amortization Expense, Year Two	783
Finite-Lived Intangible Assets, Amortization Expense, Year Three	783
Finite-Lived Intangible Assets, Amortization Expense, Year Four	783
Finite-Lived Intangible Assets, Amortization Expense, Year Five	$ 395